Financial Instruments - Schedule of Transactions in Derivative Financial Instruments (Details) € in Thousands, $ in Thousands	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($) [1]	Dec. 31, 2025 EUR (€)
Schedule of Transactions in Derivative Financial Instruments [Line Items]
Derivatives presented under current assets	€ 5,057	$ 5,764	€ 3,743
Derivatives presented under non-current assets	13,576	15,475	12,433
Derivatives presented under current liabilities	(1,534)	(1,749)	(675)
Derivatives presented under non-current liabilities	(967)	$ (1,102)	(1,300)
Swap contracts [Member]
Schedule of Transactions in Derivative Financial Instruments [Line Items]
Derivatives presented under current assets	150		110
Derivatives presented under non-current assets	730		844
Derivatives presented under current liabilities	(33)		(85)
Financial power swap [Member]
Schedule of Transactions in Derivative Financial Instruments [Line Items]
Derivatives presented under current assets	4,907		3,633
Derivatives presented under non-current assets	12,846		11,589
Derivatives presented under current liabilities	(1,501)		(590)
Derivatives presented under non-current liabilities	€ (967)		€ (1,300)

[1]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)